Quarterly Holdings Report
for

Fidelity Flex℠ Freedom Blend 2035 Fund (formerly Fidelity Flex℠ Freedom 2035 Fund)

December 31, 2019

Z35-QTLY-0220
1.9884243.102

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.4%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	771	$11,584
Fidelity Series Commodity Strategy Fund (a)	934	4,447
Fidelity Series Large Cap Growth Index Fund (a)	778	9,087
Fidelity Series Large Cap Stock Fund (a)	575	9,111
Fidelity Series Large Cap Value Index Fund (a)	1,297	17,102
Fidelity Series Small Cap Opportunities Fund (a)	330	4,626
Fidelity Series Value Discovery Fund (a)	399	5,416
TOTAL DOMESTIC EQUITY FUNDS
(Cost $58,554)		61,373

International Equity Funds - 37.1%
Fidelity Series Canada Fund (a)	177	2,000
Fidelity Series Emerging Markets Fund (a)	155	1,513
Fidelity Series Emerging Markets Opportunities Fund (a)	659	13,597
Fidelity Series International Growth Fund (a)	539	9,435
Fidelity Series International Index Fund (a)	299	3,187
Fidelity Series International Small Cap Fund (a)	146	2,528
Fidelity Series International Value Fund (a)	953	9,434
Fidelity Series Overseas Fund (a)	489	5,268
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,037)		46,962

Bond Funds - 13.7%
Fidelity Series Corporate Bond Fund (a)	177	1,898
Fidelity Series Emerging Markets Debt Fund (a)	85	814
Fidelity Series Floating Rate High Income Fund (a)	19	180
Fidelity Series Government Bond Index Fund (a)	247	2,582
Fidelity Series High Income Fund (a)	95	907
Fidelity Series Inflation-Protected Bond Index Fund (a)	253	2,543
Fidelity Series International Credit Fund (a)	5	52
Fidelity Series Investment Grade Bond Fund (a)	235	2,724
Fidelity Series Investment Grade Securitized Fund (a)	182	1,875
Fidelity Series Long-Term Treasury Bond Index Fund (a)	364	3,207
Fidelity Series Real Estate Income Fund (a)	52	574
TOTAL BOND FUNDS
(Cost $17,285)		17,356

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	211	211
Fidelity Series Short-Term Credit Fund (a)	21	211
Fidelity Series Treasury Bill Index Fund (a)	63	633
TOTAL SHORT-TERM FUNDS
(Cost $1,051)		1,055
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $120,927)		126,746
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$126,747

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,455	$6	$2,608	$--	$(386)	$533	$--
Fidelity Series Blue Chip Growth Fund	4,428	8,487	2,174	554	97	746	11,584
Fidelity Series Canada Fund	1,034	889	32	31	1	108	2,000
Fidelity Series Commodity Strategy Fund	3,359	1,281	200	64	(10)	17	4,447
Fidelity Series Corporate Bond Fund	--	1,897	--	22	--	1	1,898
Fidelity Series Emerging Markets Debt Fund	789	63	39	36	(2)	3	814
Fidelity Series Emerging Markets Fund	1,056	446	--	33	--	11	1,513
Fidelity Series Emerging Markets Opportunities Fund	9,551	2,746	12	328	1	1,311	13,597
Fidelity Series Floating Rate High Income Fund	169	10	--	8	--	1	180
Fidelity Series Government Bond Index Fund	--	2,617	--	20	--	(35)	2,582
Fidelity Series Government Money Market Fund 1.65%	1,485	649	1,923	19	--	--	211
Fidelity Series Growth Company Fund	8,966	56	9,369	--	816	(469)	--
Fidelity Series High Income Fund	848	55	14	44	--	18	907
Fidelity Series Inflation-Protected Bond Index Fund	338	2,200	--	29	--	5	2,543
Fidelity Series International Credit Fund	48	3	--	3	--	1	52
Fidelity Series International Growth Fund	9,635	1,196	2,778	331	171	1,211	9,435
Fidelity Series International Index Fund	--	3,052	2	60	--	137	3,187
Fidelity Series International Small Cap Fund	2,311	434	486	116	(15)	284	2,528
Fidelity Series International Value Fund	9,573	1,865	2,626	367	(181)	803	9,434
Fidelity Series Intrinsic Opportunities Fund	11,016	585	11,183	422	(778)	360	--
Fidelity Series Investment Grade Bond Fund	3,587	3,947	4,936	87	59	67	2,724
Fidelity Series Investment Grade Securitized Fund	--	1,891	--	26	--	(16)	1,875
Fidelity Series Large Cap Growth Index Fund	--	9,518	1,179	110	40	708	9,087
Fidelity Series Large Cap Stock Fund	9,550	870	2,060	642	20	731	9,111
Fidelity Series Large Cap Value Index Fund	2,669	16,067	1,916	1,024	35	247	17,102
Fidelity Series Long-Term Treasury Bond Index Fund	6,480	1,084	4,716	321	530	(171)	3,207
Fidelity Series Opportunistic Insights Fund	4,822	52	5,115	--	292	(51)	--
Fidelity Series Overseas Fund	--	4,885	--	19	--	383	5,268
Fidelity Series Real Estate Income Fund	529	45	11	34	--	11	574
Fidelity Series Short-Term Credit Fund	372	155	321	6	3	2	211
Fidelity Series Small Cap Discovery Fund	1,296	28	1,353	28	(22)	51	--
Fidelity Series Small Cap Opportunities Fund	3,958	1,209	746	256	(43)	248	4,626
Fidelity Series Stock Selector Large Cap Value Fund	7,274	--	7,701	--	(56)	483	--
Fidelity Series Treasury Bill Index Fund	--	638	5	3	--	--	633
Fidelity Series Value Discovery Fund	5,137	789	961	207	1	450	5,416
Total	$112,735	$69,715	$64,466	$5,250	$573	$8,189	$126,746

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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